Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	Indefinite lived		Definite lived
(in KUSD)	Licenses	Internal development costs	Licenses	Software	Total
Cost
January 1, 2020	9,221	—	—	147	9,368
Additions	1,923	—	—	85	2,008
Disposals	—	—	—	(65)	(65)
Exchange difference	—	—	—	1	1
December 31, 2020	11,144	—	—	168	11,312
Additions	2,293	631	600	14	3,538
Transfers	(452)	—	452	(6)	(6)
December 31, 2021	12,985	631	1,052	176	14,844

Accumulated amortization
January 1, 2020	(853)	—	—	(81)	(934)
Amortization charge	—	—	—	(47)	(47)
Impairment charge	(216)	—	—	—	(216)
Disposals	—	—	—	65	65
Exchange difference	—	—	—	(1)	(1)
December 31, 2020	(1,069)	—	—	(64)	(1,133)
Amortization charge	—	—	(50)	(79)	(129)
December 31, 2021	(1,069)	—	(50)	(143)	(1,262)

Net book amount
December 31, 2020	10,075	—	—	104	10,179
December 31, 2021	11,916	631	1,002	33	13,582
Amortization and impairment of intangible assets have been charged to the following categories in the consolidated statement of operation:

(in KUSD)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Cost of product sales	50	—	—
R&D expenses	12	230	14
G&A expenses	67	33	16
	129	263	30